Income Taxes (Deferred Tax Assets And (Liabilities) Included In Consolidated Balance Sheets)(Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Sundry	$ 23.9	$ 33.3
Deferred income taxes	(54.3)	(38.6)
Net deferred tax (liability) asset	$ (30.4)	$ (5.3)